Current and long-term debt - Drawdowns from existing facilities (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) tanker	Jun. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 458,600
BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,900
BNPP Sinosure Credit Facility | Ten semi annual payments
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment, amount increase	100
Periodic borrowing payment, amount	$ 5,200
BNPP Sinosure Credit Facility | Sinosure facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.80%
BNPP Sinosure Credit Facility | Commercial facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.80%
China Huarong Scrubber Financing
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment, amount per vessel		$ 200
China Huarong Scrubber Financing | Purchase and installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 10,000
China Huarong Scrubber Financing | Purchase and installation of scrubbers | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		5
China Huarong Scrubber Financing | London Interbank Offered Rate (LIBOR) | Purchase and installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.50%
ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment, amount per vessel		$ 200
ING Credit Facility | Purchase and installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,100
ING Credit Facility | Purchase and installation of scrubbers | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
ING Credit Facility | London Interbank Offered Rate (LIBOR) | Purchase and installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.95%
BCFL Lease Financing | Bottom of range
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment, amount per vessel		$ 50
BCFL Lease Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment, amount per vessel		60
BCFL Lease Financing | Purchase and installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 11,400
BCFL Lease Financing | Purchase and installation of scrubbers | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		6
BCFL Lease Financing (LR2s) | Purchase and installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,800
BCFL Lease Financing (MR) | Purchase and installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings		5,800
$116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings			116,000
$116.0 Million Lease Financing | KEXIM Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 116,000
$116.0 Million Lease Financing | Purchase and installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,900
Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Borrowings			66,500
Borrowings, noncash accretion and amortization			2,900
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Borrowings			196,300
Borrowings, noncash accretion and amortization			$ 2,500